Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 4,057,902	R$ 6,229,357	R$ 4,770,527
Other comprehensive income that may be reclassified into income in subsequent periods	(15,834)	2,552	34,861
Gains (losses) on derivative financial instruments	642	5,664	(6,283)
Taxes	(218)	(1,926)	2,136
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	(16,258)	(1,186)	39,008
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	(51,729)	262,615	204,785
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	(212)	(429)	440
Taxes	72	146	(150)
Actuarial gains (losses) and limitation effect of the assets of surplus plan	(77,924)	396,923	309,911
Taxes	26,335	(134,025)	(105,416)
Other comprehensive income (losses)	(67,563)	265,167	239,646
Total comprehensive income for the year	3,990,339	6,494,524	5,010,173
Attributable to:
Controlling shareholders	4,017,653	6,504,534	R$ 5,010,173
Non-controlling shareholders	R$ (27,314)	R$ (10,010)